Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details) - Restricted Stock [Member]	6 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Unvested Beginning balance | shares	133
Weighted average FV per ordinary share on the grant date, Beginning balance | $ / shares	$ 1,912.5
Number of nonvested restricted shares, Unvested Ending balance | shares
Weighted average FV per ordinary share on the grant date, Unvested Ending balance | $ / shares
Number of nonvested restricted shares, Granted | shares	907
Weighted average FV per ordinary share on the grant date, Granted | $ / shares	$ 637.5
Number of nonvested restricted shares, Vested | shares	(1,040)
Weighted average FV per ordinary share on the grant date, Vested | $ / shares	$ 800.96